UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services.

Investments in Delaware Limited-Term Diversified Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2015 to June 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2015 to June 30, 2015 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/15	6/30/15	Expense Ratio	1/1/15 to 6/30/15*
Actual Fund return†
Class A	$1,000.00	$1,007.10	0.88%	$4.38
Class C	1,000.00	1,002.90	1.73%	8.59
Class R	1,000.00	1,006.50	1.23%	6.12
Institutional Class	1,000.00	1,007.80	0.73%	3.63
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.22	1.73%	8.65
Class R	1,000.00	1,018.70	1.23%	6.16
Institutional Class	1,000.00	1,021.17	0.73%	3.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Limited-Term Diversified Income Fund	As of June 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	1.93%
Agency Mortgage-Backed Securities	4.56%
Collateralized Debt Obligations	1.18%
Commercial Mortgage-Backed Securities	1.09%
Convertible Bond	0.12%
Corporate Bonds	58.57%
Automotive	0.19%
Banking	10.20%
Basic Industry	3.41%
Brokerage	0.25%
Capital Goods	1.06%
Communications.	3.40%
Consumer Cyclical	6.67%
Consumer Non-Cyclical	11.12%
Electric	6.43%
Energy	6.03%
Finance Companies.	1.14%
Healthcare	0.33%
Insurance	1.87%
Media	0.10%
Natural Gas	0.49%
Real Estate	0.25%
Services	0.23%
Technology	3.54%
Technology & Electronics	0.15%
Telecommunications	0.13%
Transportation	1.54%
Utilities	0.04%
Municipal Bond	0.56%
Non-Agency Asset-Backed Securities	29.10%
Non-Agency Collateralized Mortgage Obligations	0.10%
Regional Bond	0.03%
Senior Secured Loans	0.60%
Sovereign Bonds	0.38%
Supranational Banks	0.07%

Security type / sector allocation

Delaware Limited-Term Diversified Income Fund

Security type / sector	Percentage of net assets
U.S. Treasury Obligation	0.01%
Preferred Stock	0.28%
Short-Term Investments	1.72%
Total Value of Securities	100.32%
Liabilities Net of Receivables and Other Assets	(0.32%)
Total Net Assets	100.00%

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.268% 9/26/33 f	207,008	$225,719
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31	2,456	2,567
Freddie Mac Structured Pass Through Securities
Series T-30 A5 7.632% 12/25/30 ¿ •	5,367	5,640
SLM Student Loan Trust
Series 2004-4 A4 0.407% 1/25/19 •	3,064	3,061

Total Agency Asset-Backed Securities (cost $216,510)		236,987

Agency Collateralized Mortgage Obligations – 1.93%

Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 6/19/41 •	34,984	39,639
Series 2002-T1 A2 7.00% 11/25/31	81,987	96,329
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.443% 2/25/42 •	99,325	115,305
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	1,049	1,198
Series 2003-52 NA 4.00% 6/25/23	145,594	153,228
Series 2003-120 BL 3.50% 12/25/18	405,544	418,099
Series 2004-36 FA 0.587% 5/25/34 •	398,432	401,165
Series 2004-49 EB 5.00% 7/25/24	43,675	47,300
Series 2005-66 FD 0.487% 7/25/35 •	1,742,017	1,744,940
Series 2005-110 MB 5.50% 9/25/35	16,137	17,365
Series 2006-105 FB 0.607% 11/25/36 •	103,634	104,335
Series 2010-29 PA 4.50% 10/25/38	99,902	103,139
Series 2010-75 NA 4.00% 9/25/28	347,207	355,936
Series 2011-88 AB 2.50% 9/25/26	205,477	209,734
Series 2011-105 FP 0.587% 6/25/41 •	3,149,964	3,155,656
Series 2011-113 MC 4.00% 12/25/40	325,798	342,285
Freddie Mac REMICs
Series 2901 CA 4.50% 11/15/19	145,900	151,267
Series 2931 GC 5.00% 1/15/34	59,651	60,791
Series 3016 FL 0.576% 8/15/35 •	83,620	83,785
Series 3027 DE 5.00% 9/15/25	45,898	50,223
Series 3067 FA 0.536% 11/15/35 •	3,726,713	3,740,144
Series 3232 KF 0.636% 10/15/36 •	109,669	110,680
Series 3241 FM 0.566% 11/15/36 •	41,114	41,310
Series 3297 BF 0.426% 4/15/37 •	1,189,182	1,193,764
Series 3316 FB 0.486% 8/15/35 •	191,267	191,528
Series 3416 GK 4.00% 7/15/22	267	268
Series 3737 NA 3.50% 6/15/25	193,885	204,075
Series 3780 LF 0.586% 3/15/29 •	558,095	559,049

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3800 AF 0.686% 2/15/41 •	2,457,757	$2,479,445
Series 3803 TF 0.586% 11/15/28 •	507,871	510,026
Series 4163 CW 3.50% 4/15/40	3,993,164	4,182,456
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ¿	43,200	51,398
Series T-54 2A 6.50% 2/25/43 ¿	976	1,146
Series T-58 2A 6.50% 9/25/43 ¿	688,512	785,136
Series T-60 1A4C 4.706% 3/25/44 ¿ •	95,418	95,377

Total Agency Collateralized Mortgage Obligations (cost $21,620,429)		21,797,521

Agency Mortgage-Backed Securities – 4.56%

Fannie Mae
6.50% 8/1/17	17,706	18,241
9.00% 11/1/15	443	442
10.00% 10/1/30	95,202	105,574
10.50% 6/1/30	25,776	26,321
Fannie Mae ARM
2.088% 3/1/38 •	7,674	8,126
2.088% 9/1/38 •	2,259,063	2,434,423
2.128% 8/1/34 •	157,857	167,321
2.227% 11/1/39 •	343,498	365,996
2.246% 8/1/36 •	51,808	55,134
2.27% 4/1/36 •	41,987	44,677
2.274% 11/1/35 •	494,327	526,287
2.277% 7/1/36 •	136,748	145,570
2.278% 12/1/33 •	126,504	134,239
2.306% 7/1/36 •	112,900	120,201
2.315% 11/1/35 •	38,815	41,399
2.33% 6/1/36 •	211,863	225,504
2.357% 4/1/36 •	5,752	6,145
2.408% 4/1/36 •	607,420	648,781
2.469% 6/1/34 •	78,066	82,802
3.474% 1/1/41 •	271,584	284,084
4.536% 11/1/39 •	2,102,508	2,232,327
5.034% 8/1/35 •	35,850	38,069
Fannie Mae FHAVA
7.50% 3/1/25	690	696
10.00% 1/1/19	27,407	27,889
Fannie Mae S.F. 15 yr
3.00% 1/1/29	135,477	140,593
4.00% 5/1/27	1,255,930	1,342,101
4.50% 9/1/20	1,045,969	1,092,313

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 15 yr
5.00% 9/1/18	96,032	$100,528
5.00% 10/1/18	1,334	1,413
5.00% 2/1/19	2,582	2,739
5.00% 9/1/25	8,274,671	8,999,164
5.50% 1/1/23	9,369	10,298
5.50% 4/1/23	31,491	34,370
6.00% 3/1/18	399,854	412,273
6.00% 8/1/22	24,418	26,667
Fannie Mae S.F. 20 yr
5.50% 12/1/29	107,002	119,966
6.00% 9/1/29	436,721	495,265
6.50% 2/1/22	65,386	75,090
Fannie Mae S.F. 30 yr
4.50% 4/1/41	1,060,496	1,149,616
5.00% 4/1/33	291,230	322,897
5.00% 3/1/34	4,100	4,549
5.50% 12/1/32	32,481	36,623
5.50% 6/1/33	102,498	115,607
5.50% 5/1/34	1,201,598	1,355,288
5.50% 3/1/35	156,225	176,411
5.50% 9/1/35	448,823	504,425
5.50% 12/1/35	155,802	175,313
5.50% 4/1/36	1,239,513	1,393,666
5.50% 5/1/36	85,807	96,676
5.50% 7/1/36	48,775	54,945
5.50% 9/1/36	50,199	56,371
5.50% 11/1/36	1,074,976	1,207,758
5.50% 2/1/37	399,316	447,972
5.50% 4/1/37	403,526	452,605
5.50% 6/1/37	535,501	600,375
5.50% 8/1/37	386,975	436,414
5.50% 1/1/38	1,941,926	2,177,378
5.50% 2/1/38	56,093	63,228
5.50% 6/1/38	1,104,545	1,238,628
5.50% 11/1/39	688,066	771,423
5.50% 3/1/40	29,042	32,752
5.50% 9/1/41	502,884	564,104
6.00% 9/1/34	310	354
6.00% 11/1/34	1,255	1,424
6.00% 4/1/36	9,782	11,099
6.00% 12/1/36	653,472	751,147
6.00% 2/1/37	139,951	159,276

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
6.00% 5/1/38	44,681	$50,777
6.00% 1/1/39	316,176	358,927
6.50% 6/1/29	1,473	1,692
6.50% 1/1/34	1,752	2,076
6.50% 4/1/36	2,995	3,440
6.50% 6/1/36	8,158	9,522
6.50% 10/1/36	7,260	8,699
6.50% 8/1/37	1,042	1,196
7.00% 12/1/34	1,759	2,020
7.00% 12/1/35	1,498	1,700
7.00% 12/1/37	4,650	5,051
7.50% 6/1/31	853	1,031
7.50% 11/1/31	9,751	11,326
7.50% 4/1/32	489	576
7.50% 5/1/33	1,267	1,284
7.50% 6/1/34	599	699
8.00% 11/1/21	201	221
8.00% 7/1/23	1,356	1,400
8.00% 5/1/24	37,316	38,498
9.00% 8/1/22	15,483	15,781
9.25% 6/1/16	1,196	1,201
9.25% 8/1/16	5,084	5,104
10.00% 2/1/25	72,403	79,253
Freddie Mac
6.50% 3/1/16	34,097	34,529
Freddie Mac ARM
2.252% 2/1/37 •	6,595	7,035
2.266% 10/1/36 •	7,958	8,497
2.275% 10/1/37 •	193,579	204,135
2.309% 4/1/34 •	15,825	16,809
2.382% 7/1/36 •	49,189	52,426
2.385% 7/1/38 •	900,709	966,311
2.461% 4/1/33 •	66,461	68,805
2.49% 2/1/35 •	101,627	109,012
2.528% 1/1/44 •	780,189	800,138
2.544% 6/1/37 •	366,682	386,794
3.465% 5/1/42 •	4,518,852	4,741,490
4.881% 8/1/38 •	31,578	33,760
Freddie Mac S.F. 15 yr
4.00% 5/1/25	91,151	96,302
4.50% 6/1/26	274,741	294,515
5.00% 6/1/18	631	659

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 15 yr
5.00% 4/1/20	106,819	$113,442
Freddie Mac S.F. 20 yr
5.50% 7/1/28	220,881	247,194
Freddie Mac S.F. 30 yr
4.50% 10/1/39	471,986	510,846
4.50% 10/1/43	347,214	376,588
5.50% 6/1/36	44,917	50,363
5.50% 3/1/40	251,494	281,436
6.00% 3/1/36	387,818	443,442
6.00% 1/1/38	88,314	99,925
6.00% 6/1/38	254,582	288,176
6.00% 8/1/38	3,261,427	3,701,326
7.00% 11/1/33	551	666
8.00% 5/1/31	65,455	74,861
9.00% 9/1/30	67,513	72,901
11.00% 5/1/20	1,619	1,810
11.50% 8/1/15	49	49
GNMA I S.F. 15 yr
6.00% 1/15/22	1,521,879	1,673,738
GNMA I S.F. 30 yr
7.50% 12/15/23	38,996	45,107
7.50% 12/15/31	66,157	82,043
7.50% 1/15/32	1,463	1,818
8.00% 6/15/30	7,286	7,568
9.00% 8/15/16	200	202
9.00% 9/15/16	703	712
9.00% 2/15/17	611	613
9.50% 12/15/16	511	526
11.00% 11/15/15	200	200
11.00% 1/15/16	332	335
11.00% 2/15/16	1,999	2,006
11.00% 9/15/16	129	130
11.00% 12/15/17	3,597	3,619
11.00% 4/15/19	3,160	3,180
11.00% 5/15/19	1,646	1,657
11.00% 6/15/19	7,876	7,958
11.00% 8/15/19	3,936	4,025
GNMA II GPM 30 yr
9.75% 12/20/16	2,254	2,266
9.75% 9/20/17	1,982	1,992
GNMA II S.F. 30 yr
9.50% 11/20/20	839	852

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
9.50% 9/20/21	6,172	$6,926
9.50% 10/20/21	23,084	26,015
9.50% 11/20/21	8,526	9,433
10.50% 6/20/20	1,301	1,308
11.00% 9/20/15	418	419
11.00% 10/20/15	47	47
11.50% 1/20/18	4,305	4,381
11.50% 8/20/18	7,403	7,452
12.00% 9/20/15	107	107

Total Agency Mortgage-Backed Securities (cost $50,759,111)		51,533,703

Collateralized Debt Obligations – 1.18%

AMMC CDO
Series 2015-16A AX 144A 1.624% 4/14/27 #•	5,700,000	5,697,150
CIFC Funding
Series 2011-1AR A1R 144A 1.575% 1/19/23 #•	2,610,398	2,607,788
Harbourview CLO VII
Series 7A AX 144A 1.626% 11/18/26 #•	5,000,000	4,997,500

Total Collateralized Debt Obligations (cost $13,297,898)		13,302,438

Commercial Mortgage-Backed Securities – 1.09%

Banc of America Commercial Mortgage Trust
Series 2006-1 AM 5.421% 9/10/45 •	255,000	258,328
CD Commercial Mortgage Trust
Series 2005-CD1 AJ 5.38% 7/15/44 •	1,195,000	1,202,716
Series 2005-CD1 AM 5.38% 7/15/44 •	1,395,000	1,404,536
CFCRE Commercial Mortgage Trust
Series 2011-C1 144A 3.759% 4/15/44 #	688,786	696,596
Citigroup Commercial Mortgage Trust
Series 2007-C6 5.899% 12/10/49 •	535,000	566,620
DBUBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,434,014
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.098% 8/25/44 #•	95,000	103,909
Series 2011-K703 B 144A 5.045% 7/25/44 #•	230,000	246,520
Series 2012-K708 B 144A 3.887% 2/25/45 #•	1,340,000	1,390,636
Series 2012-K711 B 144A 3.684% 8/25/45 #•	100,000	103,637
Series 2013-K712 B 144A 3.484% 5/25/45 #•	980,000	997,515
GS Mortgage Securities Trust
Series 2006-GG6 A4 5.553% 4/10/38 •	1,160,000	1,166,581
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	500,368	499,141

	Principal amount°	Value (U.S. $)

Commercial Mortgage-Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	1,065,000	$1,106,702
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ 5.362% 11/14/42 •	500,000	503,814
Series 2006-T23 A4 6.01% 8/12/41 •	568,377	586,690

Total Commercial Mortgage-Backed Securities (cost $12,259,873)		12,267,955

Convertible Bond – 0.12%

Jefferies Group 3.875% exercise price $44.83, expiration date 10/31/29	1,355,000	1,388,028

Total Convertible Bond (cost $1,443,922)		1,388,028

Corporate Bonds – 58.57%

Automotive – 0.19%
International Automotive Components Group 144A 9.125% 6/1/18 #	1,000,000	1,025,000
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #T	1,000,000	1,057,500

		2,082,500

Banking – 10.20%
Abbey National Treasury Services 2.375% 3/16/20	2,940,000	2,933,253
Akbank 144A 4.00% 1/24/20 #	300,000	292,962
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,936,231
Banco Continental Via Continental Senior Trustees Cayman 144A 5.50% 11/18/20 #	500,000	542,125
Bank Nederlandse Gemeenten 144A 1.75% 10/6/15 #	2,000	2,007
Bank of America 3.95% 4/21/25	1,055,000	1,018,202
Bank of Georgia 144A 7.75% 7/5/17 #	300,000	312,916
Bank of Montreal 2.375% 1/25/19	4,580,000	4,642,439
Barclays 2.75% 11/8/19	5,000,000	4,968,605
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	554,950
BBVA International Preferred SAU 5.919% 4/29/49 •	500,000	515,000
Branch Banking & Trust 3.80% 10/30/26	1,610,000	1,628,130
Citizens Bank 2.45% 12/4/19	4,385,000	4,361,032
Compass Bank 2.75% 9/29/19	7,305,000	7,294,181
Cooperatieve Centrale Raiffeisen-Boerenleenbank 2.25% 1/14/19	5,690,000	5,732,015
Credit Suisse
2.30% 5/28/19	4,890,000	4,884,220
3.00% 10/29/21	475,000	471,699
Goldman Sachs Group 5.375% 12/29/49 •	1,935,000	1,914,005
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,839,251
HSBC Holdings 5.625% 12/29/49 •	1,015,000	1,017,538
ING Groep 6.00% 12/29/49 •	950,000	942,281

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Banking (continued)
Itau Unibanco Holding 144A 2.85% 5/26/18 #	700,000	$696,150
JPMorgan Chase
2.75% 6/23/20	1,875,000	1,878,278
4.125% 12/15/26	285,000	280,866
5.30% 12/29/49 •	735,000	731,399
6.75% 1/29/49 •	255,000	272,768
7.90% 4/29/49 •	1,000,000	1,059,000
JPMorgan Chase Bank 0.616% 6/13/16 •	1,750,000	1,746,288
KeyBank 3.18% 5/22/22	1,335,000	1,333,633
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,265,599
Morgan Stanley
2.80% 6/16/20	3,575,000	3,581,267
4.35% 9/8/26	1,590,000	1,561,418
MUFG Americas Holdings
2.25% 2/10/20	800,000	791,306
3.00% 2/10/25	1,795,000	1,687,806
Northern Trust 3.95% 10/30/25	1,135,000	1,174,239
PNC Bank 2.30% 6/1/20	4,275,000	4,251,026
PNC Preferred Funding Trust II 144A 1.508% 3/31/49 #•	1,200,000	1,083,000
Popular 7.00% 7/1/19	1,000,000	1,003,750
Santander Holdings USA 4.625% 4/19/16	2,090,000	2,142,522
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,632,212
SunTrust Banks
2.35% 11/1/18	3,850,000	3,877,420
2.50% 5/1/19	3,705,000	3,729,157
SVB Financial Group 3.50% 1/29/25	1,235,000	1,192,362
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,016,288
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,598,133
Trade & Development Bank of Mongolia 144A 9.375% 5/19/20 #	400,000	427,312
Turkiye Is Bankasi 144A 3.75% 10/10/18 #	500,000	495,282
US Bancorp 4.125% 5/24/21	200,000	216,807
USB Capital IX 3.50% 10/29/49 •	6,960,000	5,754,180
USB Realty 144A 1.422% 12/29/49 #•	400,000	366,500
Wells Fargo
2.15% 1/15/19	3,580,000	3,604,068
3.00% 1/22/21	3,000,000	3,051,216
5.875% 12/29/49 •	495,000	507,400
Yapi ve Kredi Bankasi 144A 5.25% 12/3/18 #	500,000	516,250

		115,327,944

Basic Industry – 3.41%
ArcelorMittal 5.125% 6/1/20	200,000	203,250

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Basic Industry (continued)
AVINTIV Specialty Materials 144A 6.875% 6/1/19 #	1,000,000	$923,750
CF Industries 6.875% 5/1/18	7,410,000	8,347,158
Consolidated Energy Finance 144A 6.75% 10/15/19 #	734,000	748,680
Ecolab 2.25% 1/12/20	4,310,000	4,271,227
FMG Resources August 2006 Pty 144A 8.25% 11/1/19 #	292,000	247,470
Freeport-McMoran Oil & Gas 6.50% 11/15/20	459,000	486,540
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,000,077
144A 5.40% 11/1/20 #	5,750,000	6,426,097
Gerdau Holdings 144A 7.00% 1/20/20 #	500,000	545,000
HD Supply 11.50% 7/15/20	2,000,000	2,320,000
Headwaters 7.25% 1/15/19	750,000	783,750
International Paper 5.25% 4/1/16	550,000	566,272
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,316,700
Kissner Milling 144A 7.25% 6/1/19 #	500,000	511,250
LSB Industries 7.75% 8/1/19	1,000,000	1,065,000
LyondellBasell Industries 5.75% 4/15/24	610,000	696,087
Methanex 4.25% 12/1/24	1,475,000	1,465,185
MMC Finance 4.375% 4/30/18	500,000	498,750
Phosagro 144A 4.204% 2/13/18 #	500,000	484,510
PPG Industries 2.30% 11/15/19	940,000	942,462
Rock-Tenn
3.50% 3/1/20	1,010,000	1,041,225
4.45% 3/1/19	945,000	1,003,974
Rockwood Specialties Group 4.625% 10/15/20	835,000	870,488
Ryerson 9.00% 10/15/17	500,000	505,000
TPC Group 144A 8.75% 12/15/20 #	750,000	697,500
Wise Metals Group 144A 8.75% 12/15/18 #	500,000	530,625

		38,498,027

Brokerage – 0.25%
Jefferies Group 5.125% 1/20/23	2,415,000	2,497,057
Lazard Group 6.85% 6/15/17	316,000	345,364

		2,842,421

Capital Goods – 1.06%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	750,000	697,500
Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17 #	2,000,000	2,007,500
Cemex 144A 5.025% 10/15/18 #•	500,000	527,250
Crane 2.75% 12/15/18	205,000	209,223
Fortune Brands Home & Security 3.00% 6/15/20	630,000	631,371
Ingersoll-Rand Global Holding 2.875% 1/15/19	4,630,000	4,711,534
Ingersoll-Rand Luxembourg Finance 2.625% 5/1/20	145,000	144,530

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Capital Goods (continued)
Siemens Financieringsmaatschappij 144A 2.15% 5/27/20 #	2,270,000	$2,244,279
TransDigm 7.50% 7/15/21	750,000	810,000

		11,983,187

Communications – 3.40%
AT&T
2.45% 6/30/20	1,420,000	1,393,604
3.40% 5/15/25	3,800,000	3,631,580
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,145,913
Columbus International 144A 7.375% 3/30/21 #	500,000	539,375
Cox Communications 144A 3.85% 2/1/25 #	405,000	389,993
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	621,411
Digicel Group 144A 8.25% 9/30/20 #	2,000,000	2,015,000
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	517,239
Interpublic Group 2.25% 11/15/17	1,600,000	1,614,326
Millicom International Cellular 144A 6.625% 10/15/21 #	500,000	516,250
MTS International Funding 144A 8.625% 6/22/20 #	300,000	324,885
Myriad International Holdings 144A 6.375% 7/28/17 #	500,000	530,625
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	1,987,614
Scripps Networks Interactive 2.80% 6/15/20	1,255,000	1,237,749
SES 144A 3.60% 4/4/23 #	1,986,000	2,020,251
SES GLOBAL Americas Holdings 144A 2.50% 3/25/19 #	1,695,000	1,690,378
Sky 144A 3.75% 9/16/24 #	1,360,000	1,330,261
TBG Global PTE 144A 4.625% 4/3/18 #	500,000	500,000
Telemar Norte Leste 144A 5.50% 10/23/20 #	500,000	460,625
Verizon Communications
3.00% 11/1/21	1,470,000	1,452,294
4.50% 9/15/20	3,165,000	3,418,162
5.15% 9/15/23	4,530,000	4,967,988
Viacom 2.50% 9/1/18	5,560,000	5,622,172
VimpelCom Holdings 144A 6.255% 3/1/17 #	500,000	514,375

		38,442,070

Consumer Cyclical – 6.67%
Alibaba Group Holding 144A 3.125% 11/28/21 #	2,225,000	2,201,976
AutoZone 2.50% 4/15/21	2,905,000	2,850,127
CVS Health 2.25% 12/5/18	8,960,000	9,077,878
Daimler Finance North America 144A 2.25% 9/3/19 #	9,000,000	8,942,643
Delphi 4.15% 3/15/24	1,090,000	1,128,760
Ford Motor Credit
2.24% 6/15/18	1,500,000	1,502,078
3.00% 6/12/17	1,000,000	1,023,371
4.25% 2/3/17	1,800,000	1,871,595

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Ford Motor Credit
5.00% 5/15/18	5,055,000	$5,438,204
General Motors 3.50% 10/2/18	795,000	822,833
General Motors Financial
3.15% 1/15/20	1,135,000	1,141,493
3.45% 4/10/22	1,070,000	1,050,006
4.375% 9/25/21	990,000	1,030,315
Home Depot 2.25% 9/10/18	6,675,000	6,833,765
Host Hotels & Resorts 3.75% 10/15/23	505,000	496,280
Hyundai Capital America
144A 2.125% 10/2/17 #	255,000	257,625
144A 2.55% 2/6/19 #	1,000,000	1,008,660
144A 2.875% 8/9/18 #	500,000	512,050
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,077,500
Magna International 3.625% 6/15/24	1,910,000	1,884,618
Marriott International 3.375% 10/15/20	1,200,000	1,235,747
NPC International 10.50% 1/15/20	1,000,000	1,052,500
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	500,000	519,375
Starbucks 2.70% 6/15/22	1,135,000	1,132,848
Target 2.30% 6/26/19	3,500,000	3,549,732
Toyota Motor Credit
2.00% 10/24/18	5,055,000	5,104,079
2.125% 7/18/19	7,375,000	7,402,937
Volkswagen Group of America Finance 144A
2.125% 5/23/19 #	5,180,000	5,183,455

		75,332,450

Consumer Non-Cyclical – 11.12%
AbbVie 2.50% 5/14/20	6,000,000	5,945,190
Actavis Funding 3.00% 3/12/20	4,425,000	4,446,098
Amgen
2.125% 5/1/20	315,000	308,797
2.20% 5/22/19	5,635,000	5,624,164
Anheuser-Busch Inbev Finance 2.15% 2/1/19	8,000,000	8,026,904
Baxalta 144A 2.875% 6/23/20 #	4,915,000	4,913,467
Bayer U.S. Finance 144A 2.375% 10/8/19 #	6,000,000	6,024,924
Becton Dickinson
2.675% 12/15/19	4,270,000	4,277,677
6.375% 8/1/19	2,160,000	2,491,003
Boston Scientific 2.65% 10/1/18	2,390,000	2,426,302
Celgene 2.30% 8/15/18	5,810,000	5,902,059
Dr. Pepper Snapple Group 2.00% 1/15/20	6,060,000	5,949,726
EMD Finance 144A 2.40% 3/19/20 #	4,120,000	4,101,456

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Express Scripts Holding 2.25% 6/15/19	5,500,000	$5,460,582
Gilead Sciences 2.35% 2/1/20	7,000,000	7,029,631
Ingredion 1.80% 9/25/17	3,545,000	3,545,135
JBS Investments 144A 7.75% 10/28/20 #	1,500,000	1,638,750
Kroger
3.30% 1/15/21	2,490,000	2,544,665
3.85% 8/1/23	250,000	256,867
Mattel 1.70% 3/15/18	5,010,000	4,988,462
McKesson 2.284% 3/15/19	6,685,000	6,688,964
Medtronic 144A 2.50% 3/15/20 #	5,635,000	5,648,135
Merck 1.85% 2/10/20	5,920,000	5,874,304
Pernod-Ricard 144A 5.75% 4/7/21 #	1,060,000	1,194,907
Perrigo 2.30% 11/8/18	1,425,000	1,427,673
Perrigo Finance 3.50% 12/15/21	885,000	887,958
Reynolds American
3.25% 6/12/20	1,295,000	1,313,196
4.00% 6/12/22	645,000	659,839
Smucker (J.M.)
144A 2.50% 3/15/20 #	2,515,000	2,503,169
144A 3.00% 3/15/22 #	370,000	363,554
144A 3.50% 3/15/25 #	1,385,000	1,359,632
Thermo Fisher Scientific 2.40% 2/1/19	6,305,000	6,303,525
Valeant Pharmaceuticals International 144A 5.375% 3/15/20 #	1,000,000	1,035,000
Zimmer Holdings 2.70% 4/1/20	4,585,000	4,567,357

		125,729,072

Electric – 6.43%
Abengoa Yield 144A 7.00% 11/15/19 #	750,000	776,250
Arizona Public Service 2.20% 1/15/20	4,195,000	4,162,485
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,542,966
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,540,176
Commonwealth Edison 2.15% 1/15/19	1,550,000	1,559,678
DPL 7.25% 10/15/21	1,500,000	1,590,000
DTE Energy
2.40% 12/1/19	1,725,000	1,726,651
144A 3.30% 6/15/22 #	1,050,000	1,060,143
Dynegy 144A 6.75% 11/1/19 #	1,500,000	1,568,250
Electricite de France
144A 2.15% 1/22/19 #	5,410,000	5,451,197
144A 5.25% 12/29/49 #•	280,000	281,400
Entergy 4.00% 7/15/22	3,175,000	3,204,178
Exelon 2.85% 6/15/20	2,000,000	2,013,876

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Electric (continued)
IPALCO Enterprises 144A 3.45% 7/15/20 #	710,000	$710,000
Israel Electric 144A 5.625% 6/21/18 #	500,000	534,060
Jersey Central Power & Light 5.625% 5/1/16	4,560,000	4,712,049
Korea East-West Power 144A 2.625% 11/27/18 #	500,000	509,454
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	577,500
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,067,392
NextEra Energy Capital Holdings 2.70% 9/15/19	6,980,000	7,033,676
NV Energy 6.25% 11/15/20	2,460,000	2,852,697
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,803,454
Southern 2.45% 9/1/18	9,405,000	9,608,618
State Grid Overseas Investment 2014 144A 2.75% 5/7/19 #	2,720,000	2,749,961
WEC Energy Group 2.45% 6/15/20	2,075,000	2,073,371

		72,709,482

Energy – 6.03%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,905,046
CHC Helicopter 9.25% 10/15/20	517,500	379,069
Chesapeake Energy 3.525% 4/15/19 •	1,500,000	1,376,250
Chevron
1.961% 3/3/20	1,155,000	1,146,291
2.411% 3/3/22	660,000	642,335
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,005,000	992,978
Columbia Pipeline Group
144A 2.45% 6/1/18 #	375,000	378,152
144A 3.30% 6/1/20 #	1,040,000	1,045,214
Continental Resources 4.50% 4/15/23	2,225,000	2,148,834
Dominion Gas Holdings 2.50% 12/15/19	6,020,000	6,089,278
Enterprise Products Operating 3.70% 2/15/26	3,205,000	3,110,010
EOG Resources 2.45% 4/1/20	2,580,000	2,599,621
EP Energy 9.375% 5/1/20	500,000	536,850
Exxon Mobil 2.397% 3/6/22	690,000	677,519
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	526,050
Kinder Morgan 144A 5.00% 2/15/21 #	665,000	704,369
Kinder Morgan Energy Partners 6.50% 4/1/20	2,975,000	3,391,149
Laredo Petroleum 7.375% 5/1/22	1,000,000	1,057,500
Marathon Oil 3.85% 6/1/25	1,825,000	1,792,303
Noble Holding International 4.00% 3/16/18	1,880,000	1,925,996
ONGC Videsh 2.50% 5/7/18	500,000	499,335
Petrobras Global Finance
3.163% 3/17/20 •	500,000	475,500
4.875% 3/17/20	300,000	286,002
Petroleos Mexicanos 3.50% 7/18/18	500,000	516,600

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Energy (continued)
Petronas Global Sukuk 144A 2.707% 3/18/20 #	1,330,000	$1,332,609
Regency Energy Partners 5.875% 3/1/22	2,445,000	2,606,214
Shell International Finance 2.00% 11/15/18	9,800,000	9,911,230
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,870,000	1,772,590
TransCanada PipeLines 1.875% 1/12/18	4,985,000	5,021,027
Whiting Petroleum 5.00% 3/15/19	500,000	492,500
Williams Partners 7.25% 2/1/17	7,945,000	8,611,991
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,702,830
YPF 144A 8.875% 12/19/18 #	500,000	532,500

		68,185,742

Finance Companies – 1.14%
Ally Financial 4.125% 3/30/20	500,000	500,310
CME Group 3.00% 3/15/25	990,000	962,578
Corporacion Financiera de Desarrollo 144A 3.25% 7/15/19 #	500,000	504,200
General Electric Capital
144A 3.80% 6/18/19 #	2,235,000	2,364,717
5.55% 5/4/20	2,175,000	2,485,470
6.00% 8/7/19	1,445,000	1,652,674
7.125% 12/15/49 •	1,900,000	2,194,500
Legg Mason 2.70% 7/15/19	2,220,000	2,242,284

		12,906,733

Healthcare – 0.33%
IASIS Healthcare 8.375% 5/15/19	1,000,000	1,037,500
Immucor 11.125% 8/15/19	1,070,000	1,139,550
Kinetic Concepts 10.50% 11/1/18	1,000,000	1,070,020
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	510,650

		3,757,720

Insurance – 1.87%
American International Group 6.40% 12/15/20	2,585,000	3,076,773
MetLife 1.756% 12/15/17	5,105,000	5,150,470
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,305,793
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,044,947
144A 2.20% 5/16/19 #	3,855,000	3,855,416
Prudential Financial 5.625% 6/15/43 •	1,200,000	1,246,800
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	982,804
144A 4.125% 11/1/24 #	460,000	464,185

		21,127,188

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Media – 0.10%
WideOpenWest Finance 10.25% 7/15/19	1,000,000	$1,071,250

		1,071,250

Natural Gas – 0.49%
Sempra Energy 2.30% 4/1/17	5,490,000	5,573,130

		5,573,130

Real Estate – 0.25%
WEA Finance
144A 2.70% 9/17/19 #	2,625,000	2,631,413
144A 3.75% 9/17/24 #	200,000	198,050

		2,829,463

Services – 0.23%
Abengoa Finance 144A 8.875% 11/1/17 #	500,000	522,500
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	500,000	485,000
BlueLine Rental Finance 144A 7.00% 2/1/19 #	455,000	469,788
Pinnacle Entertainment 6.375% 8/1/21	1,000,000	1,066,250

		2,543,538

Technology – 3.54%
Amphenol 3.125% 9/15/21	5,975,000	5,987,643
Baidu 2.75% 6/9/19	2,500,000	2,505,877
Cisco Systems 2.45% 6/15/20	1,150,000	1,158,993
Molex Electronic Technologies 144A 2.878% 4/15/20 #	2,250,000	2,217,917
Motorola Solutions 4.00% 9/1/24	1,705,000	1,656,939
National Semiconductor 6.60% 6/15/17	3,325,000	3,672,782
NetApp 3.375% 6/15/21	2,415,000	2,382,743
Oracle
2.25% 10/8/19	5,480,000	5,515,083
2.50% 5/15/22	85,000	82,613
2.95% 5/15/25	660,000	636,003
QUALCOMM 3.00% 5/20/22	1,780,000	1,769,571
Seagate HDD Cayman 144A 4.75% 1/1/25 #	2,305,000	2,295,160
Tencent Holdings
144A 3.375% 5/2/19 #	1,760,000	1,808,645
144A 3.80% 2/11/25 #	300,000	291,598
Xerox
5.625% 12/15/19	3,300,000	3,703,603
6.35% 5/15/18	3,890,000	4,338,058

		40,023,228

Technology & Electronics – 0.15%
First Data 11.75% 8/15/21	1,500,000	1,691,250

		1,691,250

Telecommunications – 0.13%
Intelsat Luxembourg 6.75% 6/1/18	1,000,000	950,000

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Corporate Bonds (continued)

Telecommunications (continued)
Sprint Capital 6.90% 5/1/19	500,000	$511,250

		1,461,250

Transportation – 1.54%
AP Moeller - Maersk 144A 2.55% 9/22/19 #	1,595,000	1,607,586
DP World Sukuk 144A 6.25% 7/2/17 #	500,000	538,875
ERAC USA Finance 144A 2.80% 11/1/18 #	3,355,000	3,424,891
HPHT Finance 15 144A 2.875% 3/17/20 #	810,000	807,804
Penske Truck Leasing 144A 2.50% 6/15/19 #	5,200,000	5,155,186
Union Pacific 2.25% 2/15/19	3,260,000	3,304,548
United Parcel Service 5.125% 4/1/19	2,340,000	2,610,001

		17,448,891

Utilities – 0.04%
AES Gener 144A 5.25% 8/15/21 #	420,000	445,160

		445,160

Total Corporate Bonds (cost $658,142,969)		662,011,696

Municipal Bond – 0.56%

University of California
0.687% 7/1/41 •	6,385,000	6,387,426

Total Municipal Bond (cost $6,385,000)		6,387,426

Non-Agency Asset-Backed Securities – 29.10%

Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	3,865,416
Series 2014-2 A 0.556% 1/16/18 •	4,000,000	3,996,028
American Express Credit Account Master Trust
Series 2012-1 A 0.456% 1/15/20 •	3,900,000	3,900,772
Series 2012-3 B 0.686% 3/15/18 •	2,455,000	2,454,946
Series 2013-1 A 0.606% 2/16/21 •	5,185,000	5,200,488
Series 2013-2 A 0.604% 5/17/21 •	8,070,000	8,086,027
Series 2014-1 A 0.556% 12/15/21 •	2,100,000	2,097,667
American Homes 4 Rent Trust
Series 2014-SFR2 A 144A 3.786% 10/17/36 #	380,804	391,892
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	285,000	285,135
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	820,000	842,240
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,674,811
Bank of America Credit Card Trust
Series 2007-A4 A4 0.226% 11/15/19 •	6,495,000	6,464,220
Series 2014-A2 A 0.456% 9/16/19 •	5,500,000	5,493,945
Series 2014-A3 A 0.474% 1/15/20 •	5,765,000	5,761,362

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Barclays Dryrock Issuance Trust
Series 2014-2 A 0.526% 3/16/20 •	2,500,000	$2,499,533
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.586% 9/15/17 #•	10,300,000	10,305,387
Cabela’s Credit Card Master Note Trust
Series 2012-2A A1 144A 1.45% 6/15/20 #	1,065,000	1,069,532
Series 2012-2A A2 144A 0.666% 6/15/20 #•	6,000,000	6,015,822
Series 2014-1 A 0.536% 3/16/20 •	6,700,000	6,702,345
Series 2014-2 A 0.636% 7/15/22 •	6,000,000	5,987,994
California Republic Auto Receivables Trust
Series 2013-2 A2 1.23% 3/15/19	1,432,803	1,436,115
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.236% 11/15/19 •	14,085,000	14,036,604
Series 2007-A2 A2 0.266% 12/16/19 •	5,000,000	4,982,855
Chase Issuance Trust
Series 2007-B1 B1 0.436% 4/15/19 •	2,000,000	1,987,654
Series 2013-A6 A6 0.606% 7/15/20 •	4,000,000	4,006,148
Series 2013-A9 A 0.606% 11/16/20 •	8,900,000	8,916,047
Series 2014-A5 A5 0.556% 4/15/21 •	1,100,000	1,098,352
Chesapeake Funding
Series 2012-2A A 144A 0.638% 5/7/24 #•	3,751,109	3,751,874
Series 2014-1A A 144A 0.604% 3/7/26 #•	10,977,459	10,943,967
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.607% 7/24/20 •	800,000	801,278
Series 2013-A7 A7 0.615% 9/10/20 •	3,100,000	3,106,178
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	48,149	48,657
Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20 #	770,000	770,738
Discover Card Execution Note Trust
Series 2013-A1 A1 0.486% 8/17/20 •	3,300,000	3,299,465
Series 2013-A5 A5 1.04% 4/15/19	5,000,000	5,008,605
Series 2013-A6 A6 0.624% 4/15/21 •	1,290,000	1,293,224
Series 2014-A1 A1 0.616% 7/15/21 •	4,465,000	4,476,145
Series 2014-A3 A3 1.22% 10/15/19	1,175,000	1,176,914
Series 2015-A1 A1 0.536% 8/17/20 •	5,600,000	5,601,674
Enterprise Fleet Financing
Series 2014-1 A2 144A 0.87% 9/20/19 #	1,890,260	1,888,728
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	498,066	498,539
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	725,000	722,833
Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A1 0.85% 1/15/18	5,510,000	5,514,193

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

Ford Credit Floorplan Master Owner Trust A
Series 2013-1 A2 0.566% 1/15/18 •	8,500,000	$8,503,970
Series 2013-2 A 144A 2.09% 3/15/22 #	1,490,000	1,480,889
Series 2014-1 A2 0.586% 2/15/19 •	2,590,000	2,590,085
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.937% 4/22/19 •	19,865,000	19,908,425
Series 2013-1 A 0.587% 4/20/18 •	2,600,000	2,598,196
Series 2014-2 A 0.637% 10/20/19 •	8,575,000	8,559,531
Series 2015-1 A 0.687% 1/20/20 •	4,810,000	4,791,592
Golden Credit Card Trust
Series 2012-3A A 144A 0.636% 7/17/17 #•	5,080,000	5,080,361
Series 2012-5A A 144A 0.79% 9/15/17 #	1,050,000	1,050,465
Series 2013-2A A 144A 0.616% 9/15/18 #•	6,500,000	6,504,875
Series 2014-2A A 144A 0.636% 3/15/21 #•	535,000	533,460
Series 2015-1A A 144A 0.626% 2/15/20 #•	7,750,000	7,750,248
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	2,985,000	2,984,021
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.585% 4/10/28 #•	7,277,171	7,267,878
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	261,025	257,944
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	1,310,000	1,312,413
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,221,235
MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35 #•	2,470	2,495
Navistar Financial Dealer Note Master Owner Trust II
Series 2014-1 A 144A 0.937% 10/25/19 #•	9,000,000	9,010,800
Navistar Financial Dealer Note Master Trust
Series 2013-2 A 144A 0.867% 9/25/18 #•	3,000,000	3,001,506
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,018,436
Nissan Auto Lease Trust
Series 2014-A A4 1.04% 10/15/19	1,360,000	1,360,370
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,536,012	2,533,375
Nissan Master Owner Trust Receivables
Series 2013-A A 0.486% 2/15/18 •	7,420,000	7,420,000
Penarth Master Issuer
Series 2015-1A A1 144A 0.585% 3/18/19 #•	385,000	385,250
Series 2015-2A A1 144A 0.588% 5/18/19 #•	3,800,000	3,800,730
PFS Financing
Series 2013-AA A 144A 0.736% 2/15/18 #•	9,300,000	9,291,165
Series 2014-AA A 144A 0.786% 2/15/19 #•	8,000,000	7,983,504

	Principal amount°	Value (U.S. $)

Non-Agency Asset-Backed Securities (continued)

PFS Financing
Series 2015-AA A 144A 0.806% 4/15/20 #•	2,000,000	$1,999,624
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	755,000	754,110
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	869,409
Series 2015-2 A 1.60% 4/15/21	1,250,000	1,249,240
Trade MAPS 1
Series 2013-1A A 144A 0.885% 12/10/18 #•	9,970,000	9,969,531
Volkswagen Auto Lease Trust
Series 2014-A A2B 0.397% 10/20/16 •	3,098,763	3,097,855
Series 2015-A A3 1.25% 12/20/17	790,000	790,952
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	2,813,390	2,810,360
World Financial Network Credit Card Master Trust
Series 2015-A A 0.666% 2/15/22 •	685,000	684,675

Total Non-Agency Asset-Backed Securities (cost $328,585,308)		328,891,324

Non-Agency Collateralized Mortgage Obligations – 0.10%

American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 •	48,523	49,473
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	62,546	64,369
Series 2005-6 7A1 5.50% 7/25/20	48,528	48,400
Bank of America Mortgage Securities
Series 2002-K 2A1 2.477% 10/20/32 •	3,297	3,302
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.315% 5/19/27 #•	79,769	85,029
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	727,602	730,160
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE 3A1 2.597% 12/25/34 •	14,611	14,719
Series 2006-AR5 2A1 2.713% 4/25/36 •	174,897	164,205

Total Non-Agency Collateralized Mortgage Obligations (cost $1,111,977)		1,159,657

Regional Bond – 0.03%Δ

Argentina – 0.03%
Provincia De Buenos Aires 144A 9.95% 6/9/21 #	330,000	323,875

Total Regional Bond (cost $325,921)		323,875

Senior Secured Loans – 0.60%«

Avaya Tranche B-3 4.50% 10/26/17	1,000,000	996,188

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)

Senior Secured Loans« (continued)

BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	500,000	$504,896
Caesars Growth Properties Holdings Tranche B 1st Lien 6.25% 5/8/21	496,241	425,526
CD&R Millennium Holdco 6 (Mauser Holdings) 2nd Lien 8.25% 7/31/22	1,000,000	991,250
iHeartCommunications (Clear Channel Communications) Tranche D 6.75% 1/30/19	1,000,000	925,833
KIK Custom Products 1st Lien 5.50% 4/29/19	492,476	494,322
Marina District Finance (Borgata) Tranche B 1st Lien 6.50% 8/15/18	500,000	505,447
Old HB (Hostess Brands) 1st Lien 6.75% 3/20/20	688,364	705,573
Republic of Angola (Unsecured) 6.25% 12/16/23	510,000	502,350
Rite Aid 2nd Lien 5.75% 8/21/20	750,000	758,125

Total Senior Secured Loans (cost $6,900,802)		6,809,510

Sovereign Bonds – 0.38%Δ

China – 0.18%
Export-Import Bank of China 144A 2.50% 7/31/19 #	2,000,000	2,003,012

		2,003,012

Ecuador – 0.02%
Ecuador Government International Bond 144A 10.50% 3/24/20 #	225,000	226,688

		226,688

Gabon – 0.04%
Gabonese Republic 144A 8.20% 12/12/17 #	450,000	480,375

		480,375

Indonesia – 0.05%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	500,000	560,625

		560,625

Pakistan – 0.04%
Pakistan Government International Bond 144A 7.25% 4/15/19 #	500,000	526,568

		526,568

Slovenia – 0.05%
Slovenia Government International Bond 144A 4.75% 5/10/18 #	500,000	532,542

		532,542

Total Sovereign Bonds (cost $4,357,995)		4,329,810

Supranational Banks – 0.07%

African Export-Import Bank 3.875% 6/4/18	500,000	502,600
Banco Latinoamericano de Comercio Exterior 144A 3.25% 5/7/20 #	300,000	299,250

	Principal amount°	Value (U.S. $)

Supranational Banks (continued)

Total Supranational Banks (cost $799,709)		801,850

U.S. Treasury Obligation – 0.01%

U.S. Treasury Bond
3.00% 5/15/45	95,000	93,115

Total U.S. Treasury Obligation (cost $93,872)		93,115

	Number of
	Shares

Preferred Stock – 0.28%

Bank of America 6.10% •	715,000	706,956
Bank of America 8.125% •	1,000,000	1,062,500
Morgan Stanley 5.55% •	1,365,000	1,356,810

Total Preferred Stock (cost $3,195,000)		3,126,266

	Principal amount°

Short-Term Investments – 1.72%

Discount Notes – 1.72%≠
Federal Home Loan Bank
0.04% 7/21/15	840,487	840,482
0.055% 7/31/15	2,604,263	2,604,242
0.065% 8/5/15	1,492,468	1,492,425
0.065% 9/2/15	3,312,453	3,312,159
0.07% 8/11/15	1,698,780	1,698,723
0.08% 7/17/15	1,264,660	1,264,655
0.08% 7/22/15	1,686,214	1,686,204
0.10% 10/23/15	3,312,453	3,311,519
Freddie Mac 0.075% 10/1/15	3,217,989	3,217,258

Total Short-Term Investments (cost $19,427,233)		19,427,667

Total Value of Securities – 100.32% (cost $1,128,923,529)		$1,133,888,828

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2015, the aggregate value of Rule 144A securities was $319,474,262, which represents 28.27% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	100% of the income received was in the form of additional cash.

≠	The rate shown is the effective yield at the time of purchase.

Schedule of investments

Delaware Limited-Term Diversified Income Fund

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of June 30, 2015. Interest rates reset periodically.

Δ	Securities have been classified by country of origin.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2015.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2015.

The following futures and swap contracts were outstanding at June 30, 2015:1

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
580	U.S. Treasury 10 yr Notes	$73,829,230	$73,179,688	9/21/15	$(649,542)

Swap Contracts

CDS Contracts1

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
JPMC	ICE - CDX.NA.HY.24	44,550,000	5.00%	6/20/20	$301,241

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CLO – Collateralized Loan Obligation

FHAVA – Federal Housing Administration & Veterans Administration

GE – General Electric

GNMA – Government National Mortgage Association

GPM – Graduated Payment Mortgage

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – IntercontinentalExchange, Inc.

JPMC – JPMorgan Chase Bank

MASTR – Mortgage Asset Securitization Transactions, Inc.

PIK – Pay-in-kind bond

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$1,114,461,161
Short-term investments, at value[2]	19,427,667
Cash collateral due from brokers	785,000
Dividends and interest receivable	5,834,879
Receivables for fund shares sold	1,417,069
Receivables for securities sold	735,233
Unrealized gain on credit default swap contracts	301,241

Total assets	1,142,962,250

Liabilities:
Cash overdraft	1,806,987
Payable for securities purchased	4,671,773
Payable for fund shares redeemed	1,204,726
Income distribution payable	413,113
Swap payments payable	54,499
Other accrued expenses	757,917
Investment management fees payable	452,285
Distribution fees payable	189,311
Other affiliates payable	67,801
Trustees’ fees and expenses payable	3,454
Upfront payments paid on credit default swap contracts	3,070,346

Total liabilities	12,692,212

Total Net Assets	$1,130,270,038

Net Assets Consist of:
Paid-in capital	$1,161,132,976
Distributions in excess of net investment income	(3,029,295)
Accumulated net realized loss on investments	(32,392,679)
Net unrealized appreciation of investments, foreign currencies, and derivatives	4,559,036

Total Net Assets	$1,130,270,038

Net Asset Value
Class A:
Net assets	$457,170,814
Shares of beneficial interest outstanding, unlimited authorization, no par	53,696,906
Net asset value per share	$8.51
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.75

Class C:
Net assets	$155,939,114
Shares of beneficial interest outstanding, unlimited authorization, no par	18,326,489
Net asset value per share	$8.51

Class R:
Net assets	$7,257,264
Shares of beneficial interest outstanding, unlimited authorization, no par	852,140
Net asset value per share	$8.52

Institutional Class:
Net assets	$509,902,846
Shares of beneficial interest outstanding, unlimited authorization, no par	59,894,184
Net asset value per share	$8.51

[1]Investments, at cost	$1,109,496,296
[2]Short-term investments, at cost	19,427,233

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2015 (Unaudited)

Investment Income:
Interest	$12,279,998
Dividends	9,525

12,289,523

Expenses:
Management fees	2,793,947
Distribution expenses – Class A	577,094
Distribution expenses – Class C	830,927
Distribution expenses – Class R	19,139
Dividend disbursing and transfer agent fees and expenses	750,985
Reports and statements to shareholders	254,066
Accounting and administration expenses	183,493
Registration fees	68,088
Legal fees	60,309
Custodian fees	31,606
Trustee’s fees and expenses	29,182
Audit and tax	23,338
Other	39,273

5,661,447
Less waived distribution expenses – Class A	(230,838)
Less expense paid indirectly	(192)

Total operating expenses	5,430,417

Net Investment Income	6,859,106

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	145,494
Futures contracts	3,033,684
Swap contracts	(282,306)

Net realized gain	2,896,872

Net change in unrealized appreciation (depreciation) of:
Investments	(216,925)
Futures contracts	(1,144,372)
Swap contracts	214,608

Net change in unrealized appreciation (depreciation)	(1,146,689)

Net Realized and Unrealized Gain	1,750,183

Net Increase in Net Assets Resulting from Operations	$8,609,289

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/15	Year ended
	(Unaudited)	12/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,859,106	$13,782,583
Net realized gain	2,896,872	8,131,178
Net change in unrealized appreciation (depreciation)	(1,146,689)	(4,809,071)

Net increase in net assets resulting from operations	8,609,289	17,104,690

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,826,610)	(9,874,288)
Class B	—	(2,717)
Class C	(671,891)	(1,601,223)
Class R	(49,980)	(108,883)
Institutional Class	(4,738,167)	(8,271,832)

Return of capital:
Class A	—	(208,221)
Class C	—	(77,978)
Class R	—	(3,533)
Institutional Class	—	(236,380)

	(9,286,648)	(20,385,055)

Capital Share Transactions:
Proceeds from shares sold:
Class A	31,688,612	91,234,844
Class B	—	25,345
Class C	2,659,753	8,753,193
Class R	925,004	2,465,212
Institutional Class	115,980,287	297,984,195

	Six months
	ended
	6/30/15	Year ended
	(Unaudited)	12/31/14
Capital Share Transactions (continued):
Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	$3,715,197	$9,892,727
Class B	—	2,651
Class C	614,269	1,540,467
Class R	49,902	112,722
Institutional Class	3,674,721	6,985,018

	159,307,745	418,996,374

Cost of shares redeemed:
Class A	(50,594,571)	(408,093,054)
Class B	—	(306,039)
Class C	(24,217,943)	(93,074,420)
Class R	(1,737,102)	(5,206,583)
Institutional Class	(145,898,991)	(204,019,355)

	(222,448,607)	(710,699,451)

Decrease in net assets derived from capital share transactions	(63,140,862)	(291,703,077)

Net Decrease in Net Assets	(63,818,221)	(294,983,442)

Net Assets:
Beginning of period	1,194,088,259	1,489,071,701

End of period	$1,130,270,038	$1,194,088,259

Distributions in excess of net investment income	$(3,029,295)	$(601,753)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months
ended
6/30/15[1]	Year ended

(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

$8.520	$8.550	$8.850	$8.820	$8.920	$8.880

0.053	0.097	0.079	0.096	0.145	0.192
0.007	0.013	(0.239)	0.123	0.100	0.134

0.060	0.110	(0.160)	0.219	0.245	0.326

(0.070)	(0.136)	—	(0.174)	(0.220)	(0.143)
—	(0.004)	(0.140)	(0.004)	—	—
—	—	—	(0.011)	(0.125)	(0.143)

(0.070)	(0.140)	(0.140)	(0.189)	(0.345)	(0.286)

$8.510	$8.520	$8.550	$8.850	$8.820	$8.920

0.71%	1.28%	(1.81% )	2.49%	2.78%	3.70%

$457,171	$472,654	$780,359	$1,337,983	$1,210,257	$1,217,992
0.88%	0.83%	0.82%	0.81%	0.82%	0.83%
0.98%	0.93%	0.96%	0.96%	0.97%	0.98%
1.24%	1.13%	0.91%	1.07%	1.62%	2.14%
1.14%	1.03%	0.77%	0.92%	1.47%	1.99%
32%	80%	236%	262%	333%	411%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/15[1]	Year ended
(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

$8.520	$8.540	$8.850	$8.820	$8.910	$8.870

0.017	0.024	0.005	0.020	0.069	0.116
0.007	0.023	(0.248)	0.123	0.110	0.133

0.024	0.047	(0.243)	0.143	0.179	0.249

(0.034)	(0.063)	—	(0.098)	(0.144)	(0.066)
—	(0.004)	(0.067)	(0.004)	—	—
—	—	—	(0.011)	(0.125)	(0.143)

(0.034)	(0.067)	(0.067)	(0.113)	(0.269)	(0.209)

$8.510	$8.520	$8.540	$8.850	$8.820	$8.910

0.29%	0.55%	(2.75% )	1.62%	2.03%	2.82%

$155,939	$176,904	$260,073	$452,197	$500,237	$550,958
1.73%	1.68%	1.67%	1.66%	1.67%	1.68%
0.39%	0.28%	0.06%	0.22%	0.77%	1.29%
32%	80%	236%	262%	333%	411%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/15[1]	Year ended
(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

$8.520	$8.550	$8.850	$8.820	$8.920	$8.880

0.038	0.067	0.048	0.065	0.114	0.161
0.017	0.012	(0.238)	0.123	0.100	0.133

0.055	0.079	(0.190)	0.188	0.214	0.294

(0.055)	(0.105)	—	(0.143)	(0.189)	(0.111)
—	(0.004)	(0.110)	(0.004)	—	—
—	—	—	(0.011)	(0.125)	(0.143)

(0.055)	(0.109)	(0.110)	(0.158)	(0.314)	(0.254)

$8.520	$8.520	$8.550	$8.850	$8.820	$8.920

0.65%	0.93%	(2.16% )	2.13%	2.42%	3.34%

$7,257	$8,022	$10,672	$17,243	$16,796	$16,639
1.23%	1.18%	1.17%	1.16%	1.17%	1.18%
1.23%	1.18%	1.25%	1.26%	1.27%	1.28%
0.89%	0.78%	0.56%	0.72%	1.27%	1.79%
0.89%	0.78%	0.48%	0.62%	1.17%	1.69%
32%	80%	236%	262%	333%	411%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/15[1]	Year ended
(Unaudited)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10

$8.520	$8.550	$8.850	$8.820	$8.920	$8.870

0.059	0.110	0.092	0.109	0.159	0.206
0.008	0.012	(0.239)	0.123	0.100	0.143

0.067	0.122	(0.147)	0.232	0.259	0.349

(0.077)	(0.148)	—	(0.187)	(0.234)	(0.156)
—	(0.004)	(0.153)	(0.004)	—	—
—	—	—	(0.011)	(0.125)	(0.143)

(0.077)	(0.152)	(0.153)	(0.202)	(0.359)	(0.299)

$8.510	$8.520	$8.550	$8.850	$8.820	$8.920

0.78%	1.43%	(1.66% )	2.64%	2.94%	3.97%

$509,903	$536,508	$437,690	$742,773	$570,968	$390,769
0.73%	0.68%	0.67%	0.66%	0.67%	0.68%
1.39%	1.28%	1.06%	1.22%	1.77%	2.29%
32%	80%	236%	262%	333%	411%

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2015 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Dec. 31, 2011–Dec. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2015, the Fund held no investments in repurchase agreements.

To Be Announced Trades – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (Examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended June 30, 2015, the Fund earned $192 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2015, the Fund was charged $27,348 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2015, the Fund was charged $119,490 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. DDLP has contractually agreed to waive Class A shares’ 12b-1 fees to 0.15% of average daily net assets from Jan. 1, 2015 through June 30, 2015.* Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2015, the Fund was charged $16,048 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2015, DDLP earned $22,264 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2015, DDLP received gross CDSC commissions of $594 on redemption of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

* The contractual waiver period is April 30, 2014 through April 29, 2016.

3. Investments

For the six months ended June 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$322,958,861
Purchases of U.S. government securities	46,302,358
Sales other than U.S. government securities	367,660,144
Sales of U.S. government securities	49,769,296

At June 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2015, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,134,439,144

Aggregate unrealized appreciation	$7,290,113
Aggregate unrealized depreciation	(7,840,429)

Net unrealized appreciation	$(550,316)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$(21,370,047)	$(8,680,484)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$429,189,585	$—	$429,189,585
Corporate Debt	—	663,399,724	—	663,399,724
Foreign Debt	—	5,455,535	—	5,455,535
Senior Secured Loans[1]	—	6,307,160	502,350	6,809,510
Municipal Bonds	—	6,387,426	—	6,387,426
Preferred Stock	—	3,126,266	—	3,126,266
Short-Term Investments	—	19,427,667	—	19,427,667
U.S. Treasury Obligations	—	93,115	—	93,115

Total	$—	$1,133,386,478	$502,350	$1,133,888,828

Futures Contracts	$(649,542)	$—	$—	$(649,542)
Swap Contracts	—	301,241	—	301,241

[1]Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Senior Secured Loans	92.62%	7.38%	100.00%

During the six months ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/15	12/31/14
Shares sold:
Class A	3,698,837	10,639,427
Class B	—	2,957
Class C	310,984	1,022,200
Class R	108,007	287,356
Institutional Class	13,537,457	34,768,065

Shares issued upon reinvestment of dividends and distributions:
Class A	433,940	1,154,602
Class B	—	309
Class C	71,784	179,943
Class R	5,826	13,153
Institutional Class	429,262	815,574

	18,596,097	48,883,586

Shares redeemed:
Class A	(5,905,213)	(47,590,323)
Class B	—	(35,748)
Class C	(2,829,281)	(10,865,349)
Class R	(202,832)	(607,216)
Institutional Class	(17,043,249)	(23,817,210)

	(25,980,575)	(82,915,846)

Net decrease	(7,384,478)	(34,032,260)

For the year ended Dec. 31, 2014, 15,321 Class B shares were converted to 15,327 Class A shares valued at $131,220. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and on the “Statements of changes in net assets.”

Certain shareholders may exchange shares of one class of shares for another class in the same Fund.

For the six months ended June 30, 2015 exchange transactions were as follows:

Exchange Redemptions			Exchange Subscriptions
		Institutional		Institutional
Class A	Class C	Class	Class A	Class
Shares	Shares	Shares	Shares	Shares	Value
—	—	1,999	2,002	—	$17,195

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

4. Capital Shares (continued)

For the year ended Dec. 31, 2014 exchange transactions were as follows:

Exchange Redemptions			Exchange Subscriptions
		Institutional	Institutional
Class A	Class C	Class	Class A	Class
Shares	Shares	Shares	Shares	Shares	Value
8,846	37,468	—	—	46,293	$397,363

These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.08%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of June 30, 2015 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts are outstanding at June 30, 2015.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $785,000 cash collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2015, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event,

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2015, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2015, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2015, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.”

Fair value of derivative instruments as of June 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	—	Variation margin receivable on futures contracts	649,542	*
Credit contracts (Swap contracts)	Unrealized gain of credit default swap contracts	301,241	Unrealized loss of credit default swap contracts	—

Total		$301,241		$649,542

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2015. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2015 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$3,033,684	$—	$3,033,684
Credit contracts	—	(282,306)	(282,306)

Total	$3,033,684	$(282,306)	$2,751,378

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$(1,144,372)	$—	$(1,144,372)
Credit contracts	—	214,608	214,608

Total	$(1,144,372)	$214,608	$(929,764)

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2015.

	Long Derivatives	Short Derivatives
	Volume	Volume
Futures contracts (average notional value)	USD 53,748,817	USD —
CDS contracts (average notional value)*	61,167,984	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At June 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JP Morgan Chase Bank	$301,241	$—	$301,241

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount(a)
JPMorgan Chase Bank	$301,241	$—	$—	$—	$—	$301,241

(a)Net amount represents the receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Securities Lending (continued)

and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

9. Credit and Market Risk (continued)

timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2015, no securities held by the Fund have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Limited-Term Government Funds (the “Trust”), on behalf of Delaware Limited-Term Diversified Income Fund (the “Fund”), held on March 31, 2015, the shareholders of the Trust/the Fund voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Fund; (iii) revise the fundamental investment restriction relating to lending for the Fund; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Fund of the Trust was present, and the votes passed with a plurality of these Shares.

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	85,515,603.917	61.085%	98.428%	1,366,012.297	0.976%	1.572%
Ann D. Borowiec	85,578,219.725	61.129%	98.500%	1,303,396.489	0.931%	1.500%
Joseph W. Chow	85,542,978.419	61.104%	98.459%	1,338,637.795	0.956%	1.541%
Patrick P. Coyne	85,494,578.465	61.070%	98.404%	1,387,037.749	0.991%	1.596%
John A. Fry	85,538,322.917	61.101%	98.454%	1,343,293.297	0.960%	1.546%
Lucinda S. Landreth	85,560,730.698	61.117%	98.480%	1,320,885.516	0.944%	1.520%
Frances A. Sevilla-Sacasa	85,569,576.972	61.123%	98.490%	1,312,039.242	0.937%	1.510%
Thomas K. Whitford	85,565,480.046	61.120%	98.485%	1,316,136.168	0.940%	1.515%
Janet L. Yeomans	85,544,167.999	61.105%	98.461%	1,337,448.215	0.955%	1.539%
J. Richard Zecher	85,543,174.980	61.104%	98.459%	1,338,441.234	0.956%	1.541%

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Proxy Results (continued)

2. To approve the implementation of a new “manager of managers” order.

A quorum of shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Limited-Term Diversified Income Fund

Shares voted for	61,034,432.638
Percentage of outstanding shares	43.598%
Percentage of shares voted	70.250%
Shares voted against	1,263,968.111
Percentage of outstanding shares	0.903%
Percentage of shares voted	1.455%
Shares abstained	1,620,794.465
Percentage of outstanding shares	1.158%
Percentage of shares voted	1.866%
Broker non-votes	22,962,421.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Limited-Term Diversified Income Fund

Shares voted for	60,941,245.261
Percentage of outstanding shares	43.531%
Percentage of shares voted	70.143%
Shares voted against	1,334,755.408
Percentage of outstanding shares	0.953%
Percentage of shares voted	1.536%
Shares abstained	1,643,191.545
Percentage of outstanding shares	1.174%
Percentage of shares voted	1.891%
Broker non-votes	22,962,424.000

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Limited-Term Government Funds

Shares voted for	61,255,779.787
Percentage of outstanding shares	43.756%
Percentage of shares voted	70.505%
Shares voted against	1,082,705.928
Percentage of outstanding shares	0.773%
Percentage of shares voted	1.246%
Shares abstained	1,580,708.499
Percentage of outstanding shares	1.129%
Percentage of shares voted	1.819%
Broker non-votes	22,962,422.000

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Limited-Term Government Funds

Shares voted for	61,091,824.919
Percentage of outstanding shares	43.639%
Percentage of shares voted	70.316%
Shares voted against	1,257,847.367
Percentage of outstanding shares	0.898%
Percentage of shares voted	1.448%
Shares abstained	1,569,523.928
Percentage of outstanding shares	1.121%
Percentage of shares voted	1.807%
Broker non-votes	22,962,420.000

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Proxy Results (continued)

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies.

A quorum of shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Limited-Term Government Funds

Shares voted for	61,632,731.188
Percentage of outstanding shares	44.025%
Percentage of shares voted	70.939%
Shares voted against	829,378.890
Percentage of outstanding shares	0.592%
Percentage of shares voted	0.955%
Shares abstained	1,457,089.136
Percentage of outstanding shares	1.041%
Percentage of shares voted	1.677%
Broker non-votes	22,962,417.000

About the organization

Board of trustees

Thomas L. Bennett

Chairman of the Board

Delaware Investments®

Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	September 3, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	September 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2015